Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents (Note 9)	$ 11,121	$ 15,310
Accounts receivable less allowances of $15,175 (2016 - $14,236)	113,651	132,021
Inventories	5,334	5,755
Prepaid income taxes	29,848	3,709
Prepaid expenses	16,092	13,105
Total current assets	176,046	169,900
Investments of deferred compensation plans held in trust (Notes 14 and 16)	62,067	54,389
Properties and equipment, at cost, less accumulated depreciation (Note 12)	143,034	121,302
Identifiable intangible assets less accumulated amortization of $32,887 (2016 - $33,225) (Note 6)	54,865	55,065
Goodwill	476,887	472,366
Other assets	7,127	7,037
Total Assets	920,026	880,059
Current liabilities
Accounts payable	48,372	39,586
Current portion of long-term debt (Note 3)	10,000	8,750
Accrued insurance	46,968	47,960
Accrued compensation	62,933	53,979
Accrued legal	1,786	1,805
Other current liabilities	23,463	19,752
Total current liabilities	193,522	171,832
Deferred income taxes (Notes 11)	16,640	14,291
Long-term debt (Note 3)	91,200	100,000
Deferred compensation liabilities (Note 14)	61,800	54,288
Other liabilities	16,510	15,549
Total Liabilities	379,672	355,960
Commitments and contingencies (Note 13 and 18)
Stockholders' Equity
Capital stock - authorized 80,000,000 shares $1 par; issued 34,732,192 shares (2016 - 34,270,104 shares)	34,732	34,270
Paid-in capital	695,797	639,703
Retained earnings	1,038,955	958,149
Treasury stock - 18,694,047 shares (2016 - 18,083,527 shares), at cost	(1,231,332)	(1,110,536)
Deferred compensation payable in Company stock (Note 14)	2,202	2,513
Total Stockholders' Equity	540,354	524,099
Total Liabilities and Stockholders' Equity	$ 920,026	$ 880,059